Schedule of Issued Capital (Details) (Parenthetical) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Jul. 31, 2023	Jun. 30, 2025		Jun. 30, 2024	[1]	Jun. 18, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Advisor options exercised, shares		327,142	327,142		[1]	327,142
Advisor options forfeited, shares		16,193	16,193
Number of shares issued	65,000			65,000					1,140,388
Ordinary shares per share									$ 1.68
Issued ordinary shares									$ 1,915,852
Proceeds from other debts	$ 1,700,000
Ambassador agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	700,000			700,000
Number of shares vested	150,000			150,000
Underwritten Public Offering [Member]
IfrsStatementLineItems [Line Items]
Value of underwritten public offering	$ 5,000,000
Warrants per share	$ 0.76			$ 0.76
Ordinary Shares And Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,578,948			6,578,948
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	901,809			901,809
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,677,139			5,677,139				5,677,139
Warrants per share								$ 0.001
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate	8.50%			8.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual capitalised interest rate	15.00%			15.00%

[1]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.